Schedule of segment information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue from External Customer [Line Items]
Others	$ 3,057,323	$ 1,908,048
Cost of revenue	2,222,009	1,465,976
GROSS PROFIT	835,314	442,072
Salary Expense	536,069	625,844
Bad debt		20,553
Other Segment items	506,784	525,664
Segment loss	(207,539)	(729,989)
Professional fees	97,277	894,985
Loss on Debt Settlements		448,000
Impairment loss on intangible assets		14,755,560
Other corporate income expenses	27,153	(79,281)
LOSS BEFORE INCOME TAXES	(1,205,970)	(16,749,253)
Property Management Services [Member]
Revenue from External Customer [Line Items]
Others	2,089,041	1,908,048
Cost of revenue	1,622,146	1,465,976
GROSS PROFIT	466,895	442,072
Salary Expense	175,350	600,994
Bad debt		20,553
Other Segment items	143,189	459,031
Segment loss	148,356	(638,507)
Holistic Wellness Consumer Products and Services [Member]
Revenue from External Customer [Line Items]
Others	893,785
Cost of revenue	599,863
GROSS PROFIT	293,922
Salary Expense	360,719	24,849
Bad debt
Other Segment items	363,595	66,633
Segment loss	(430,392)	(91,482)
Others [Member]
Revenue from External Customer [Line Items]
Others	74,497
Cost of revenue
GROSS PROFIT	74,497
Salary Expense
Other Segment items
Segment loss	$ 74,497